Basis of preparation and significant accounting policies - Summary of equity interest in subsidiaries (Detail)		12 Months Ended
	Feb. 26, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Vista Oil & Gas Holding I, S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group		100.00%	100.00%	100.00%
Place of incorporation and operation		Mexico
Main activity		Holding
Vista Oil & Gas Holding II, S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group		100.00%	100.00%	100.00%
Place of incorporation and operation		Mexico
Main activity		Upstream
Vista Oil & Gas Holding III, S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group		100.00%	100.00%	100.00%
Place of incorporation and operation		Mexico
Main activity		Services
Vista Oil & Gas Holding IV, S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group		100.00%	100.00%
Place of incorporation and operation		Mexico
Main activity		Services
Vista Oil Gas Holding V BV [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group		100.00%
Place of incorporation and operation		Holland
Main activity		Holding
Vista Complemento S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group		100.00%	100.00%	100.00%
Place of incorporation and operation		Mexico
Main activity		Services
Vista Oil & Gas Argentina S.A.U. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group		100.00%	100.00%	100.00%
Place of incorporation and operation		Argentina
Main activity		Upstream
APCO Oil & Gas S.A.U. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group				100.00%
Place of incorporation and operation		Argentina
Main activity		Upstream
APCO Argentina S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group				100.00%
Place of incorporation and operation		Argentina
Main activity		Holding
Aleph Midstream S.A. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group	100.00%	100.00%	27.00%	100.00%
Place of incorporation and operation		Argentina
Main activity		Services
Aluvional Logística S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group		100.00%	100.00%	100.00%
Place of incorporation and operation		Argentina
Main activity		Mining and Industry